Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss [Abstract]
Disclosure of financial assets at fair value through profit or loss

7.	FINANCIAL ASSETS AT FVTPL

(1) Financial assets at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Financial assets at fair value through profit or loss mandatorily measured at fair value	—	6,126,316
Financial assets held for trading	5,820,787	—
Financial assets designated as at FVTPL	22,290	—

Total	5,843,077	6,126,316

(2) Financial assets at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Deposits:
Gold banking asset	25,972	26,935
Securities:
Debt securities
Korean treasury and government agencies	540,438	516,173
Financial institutions	1,476,498	533,393
Corporates	627,397	774,589
Equity securities	21,666	455,666
Capital contributions	—	422,614
Beneficiary certificates	13,041	985,417

Sub-total	2,679,040	3,687,852

Loans	—	385,450
Derivative assets	3,115,775	2,026,079

Total	5,820,787	6,126,316

(3) Financial assets at fair value through profit or loss designated as upon initial recognition are nil as of December 31, 2018 and financial assets at fair value through profit or loss designated as upon initial recognition as of December 31, 2017 are as follows (Unit: Korean Won in millions):

December 31, 2017
Debt securities	9,694
Equity securities	12,596

Total	22,290